Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Convertible Preferred Stock

Note 16 – Convertible Preferred Stock

Preferred Stock

The Company has 10,000,000 authorized shares of $0.001 par value “blank check” preferred stock, of which 500,000 shares have been designated Series A Preferred Stock and 600,000 shares have been designated Series B Preferred Stock, as amended on August 2, 2022. The shares of Series A Preferred Stock and Series B Preferred Stock are each currently convertible into one hundred (100) shares of the Company’s common stock. The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation. The shares of Series B Preferred Stock are not entitled to dividends, other than the right to participate in dividends payable to holders of common stock on an as-converted basis. As of September 30, 2023, there were 99,733 and 248,501 shares of Series A Preferred Stock and Series B Preferred Stock, respectively, issued and outstanding. The Series A and B Preferred Stock are presented as mezzanine equity on the balance sheet due because they carry a stated value of $10 and $15 per share, respectively, and a deemed liquidation clause, which entitles the holders thereof to receive proceeds thereof in an amount equal to the stated value per share, plus any accrued and unpaid dividends, before any payment may be made to holders of common stock. Each share of Preferred Stock carries a number of votes equal to the number of shares of common stock into which such Preferred Stock may then be converted. The Preferred Stock generally will vote together with the common stock and not as a separate class.

The Series A and B Preferred Stock have been classified outside of permanent equity and liabilities. the Series A Preferred Stock embodies conditional obligations that the Company may settle by issuing a variable number of equity shares, and in both the Series A and B Preferred Stock, monetary value of the obligation is based on a fixed monetary amount known at inception.

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Series A Preferred Stock Sales

On various dates between January 4, 2023 and April 3, 2023, the Company received total proceeds from four accredited investors of $250,000 from the sale of 25,000 units, consisting in the aggregate of 25,000 shares of series A preferred stock and five-year warrants to purchase an aggregate 2,500,000 shares of common stock at an exercise price of $0.25 per share. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis.

Series A Preferred Stock Payable, Consultants

On July 1, 2023, the Company was obligated to issue 4,500 shares of series A preferred stock in consideration of consulting services. The fair value of the shares was $45,000, based on recent sales prices of the Company’s series A preferred stock on the date of grant. The fair value of the shares have been recognized as a subscription payable, as the shares have not yet been issued.

Series A Preferred Stock Issued for Services, Consultants

On January 1, 2023, the Company issued 4,500 shares of series A preferred stock in consideration of consulting services. The fair value of the shares was $45,000, based on recent sales prices of the Company’s series A preferred stock on the date of grant.

Preferred Stock Dividends

The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation. The Company recognized $43,808 and $28,971 for the nine months ended September 30, 2023 and 2022, respectively. A total of $181,651 of dividends had accrued as of September 30, 2023.

Series B Preferred Stock Issuances

On September 12, 2023, a shareholder converted 10,000 shares of Series B Preferred Stock into 1,000,000 shares of common stock.

On July 7, 2023, a shareholder converted 13,667 shares of Series B Preferred Stock into 1,366,700 shares of common stock.

Note 17 – Convertible Preferred Stock

Preferred Stock

The Company has 10,000,000 authorized shares of $0.001 par value “blank check” preferred stock, of which 500,000 shares have been designated Series A Preferred Stock and 300,000 shares have been designated Series B Preferred Stock. The shares of Series A Preferred Stock and Series B Preferred Stock are each currently convertible into one hundred (100) shares of the Company’s common stock. The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation. The shares of Series B Preferred Stock are not entitled to dividends, other than the right to participate in dividends payable to holders of common stock on an as-converted basis. As of December 31, 2022, there were 70,233 and 272,168 shares of Series A Preferred Stock and Series B Preferred Stock, respectively, issued and outstanding, respectively. The Series A and B Preferred Stock are presented as mezzanine equity on the balance sheet because they carry a stated value of $10 and $15 per share, respectively, and a deemed liquidation clause, which entitles the holders thereof to receive proceeds in an amount equal to the stated value per share, plus any accrued and unpaid dividends, before any payment may be made to holders of common stock. Each share of Preferred Stock carries a number of votes equal to the number of shares of common stock into which such Preferred Stock may then be converted. The Preferred Stock generally will vote together with the common stock and not as a separate class.

The Series A and B Preferred Stock have been classified outside of permanent equity and liabilities. the Series A Preferred Stock embodies conditional obligations that the Company may settle by issuing a variable number of equity shares, and in both the Series A and B Preferred Stock, monetary value of the obligation is based on a fixed monetary amount known at inception.

Series A Preferred Stock Sales

On various dates between December 20, 2022 and December 21, 2022, the Company received total proceeds of $50,000 from the sale of 5,000 units, consisting in the aggregate of 5,000 shares of Series A Preferred Stock and five-year warrants to purchase 500,000 shares of common stock at an exercise price of $0.25 per share to twenty-two accredited investors. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis.

Series A Preferred Stock Conversions

On November 15, 2021, a shareholder converted 30,000 shares of Series A Preferred Stock into 3,000,000 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On April 6, 2021, a shareholder converted 30,000 shares of Series A Preferred Stock into 3,000,000 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On March 24, 2021, a shareholder converted 10,000 shares of Series A Preferred Stock into 1,000,000 shares of common stock. The shares of common stock were subsequently issued on April 7, 2021. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 26, 2021, a shareholder converted 5,000 shares of Series A Preferred Stock into 500,000 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 12, 2021, a shareholder converted 10,000 shares of Series A Preferred Stock into 1,000,000 shares of common stock. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Preferred Stock Dividends

The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation. The Company recognized $38,923 and $61,684 for years ended December 31, 2022 and 2021, respectively. A total of $137,843 of dividends had accrued as of December 31, 2022.

Series B Preferred Stock Sales

On September 1, 2022, the Company and Tysadco Partners, LLC (“Tysadco”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) under which Tysadco agreed to purchase from the Company, 20,000 shares of the Company’s Series B Preferred Stock for a purchase price of $15 per share of Series B Preferred Stock, and an aggregate purchase price of $300,000. On September 12, 2022, Tysadco purchased the first 10,000 shares of Series B Preferred Stock under the Purchase Agreement for $150,000, and on October 12, 2022, Tysadco purchased the second 10,000 shares of Series B Preferred Stock under the Purchase Agreement for $150,000. The Company paid $15,000 out of the proceeds of each investment to Garden State Securities, Inc. as financing costs. In addition, the Company paid a commitment fee to Tysadco, consisting of 13,667 shares of Series B Preferred Stock. The issuance of the commitment fee shares resulted in $205,005 of finance expense during the year ended December 31, 2022.

On February 7, 2021, the Company and ISIAH International entered into a Securities Purchase Agreement under which ISIAH International agreed to purchase from the Company, on the dates provided for in the Purchase Agreement, an aggregate of 200,000 shares of the Company’s newly designated Series B Preferred Stock, convertible into an aggregate of 20,000,000 shares of common stock, for a purchase price of $15 per share of Preferred Stock, and an aggregate purchase price of $3 million. Each share of Series B Preferred Stock has a Stated Value of $15 and is convertible into common stock at a conversion price equal to $0.15. Isiah Thomas, the Company’s Chief Executive Officer, is the sole member and Chief Executive Officer of ISIAH International. Pursuant to the Purchase Agreement, ISIAH International purchased the 200,000 shares of Series B Preferred Stock from the Company according to the following schedule:

Date	Shares	Purchase Price
Initial Closing Date	16,666	$249,990
February 22, 2021	16,667	250,005
March 8, 2021	16,667	250,005
March 22, 2021	16,667	250,005
April 5, 2021	16,666	249,990
April 19, 2021	16,667	250,005
May 17, 2021	33,334	500,010
June 14, 2021	33,333	499,995
July 12, 2021	33,333	499,995
Total	200,000	$3,000,000

In addition to the shares sold to ISIAH International, the Company received total proceeds of $527,520 on various dates between March 9, 2021 and April 22, 2021 from the sale of an additional 35,167 shares of Series B Preferred Stock at a price of $15 per share to seven accredited investors, including proceeds of $50,010 from the sale of an aggregate of 3,334 shares of Series B Preferred Stock at a price of $15 per share to trusts whose beneficiaries are adult children of Isiah L. Thomas III. Mr. Thomas disclaims beneficial ownership of the shares held by these trusts.